Sale of the asset management unit and discontinued operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other income:
Fees and commissions	$ 13,669		$ 10,021		$ 10,619
Other income	10,461	[1]	26,828	[1]	36,103	[1]
Operating expenses:
Professional services	4,010		4,053		4,151
Net loss from discontinued operations	(4)		(681)		(420)
Segment, Discontinued Operations [Member]
Other income:
Fees and commissions	610	[2]	2,683	[2]	2,942	[2]
Other income	468		20		0
Total other income	1,078		2,703		2,942
Operating expenses:
Salaries and other employee expenses	373		1,535		1,443
Depreciation and amortization	8		21		27
Professional services	462		699		731
Maintenance and repairs	1		7		5
Other operating expenses	238		1,122		1,156
Total operating expenses	1,082		3,384		3,362
Net loss from discontinued operations	$ (4)		$ (681)		$ (420)

[1]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[2]	Includes management fees from investment funds for $567 thousand, $2,588 thousand and $2,832 in 2013, 2012 y 2011, respectively.